BBH Income Fund

Portfolio of Investments

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (17.3%)
$2,609,003	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199%	$2,588,411
1,723,016	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,670,615
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,673,295
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,271,708
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	7.371	4,408,646
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	10.036	4,493,275
1,480,000	Ares PBN Finance Co. LLC[2]	10/15/36	6.000	1,420,800
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,337,896
7,980,000	BHG Owner Loan Trust Series 2025- 1CON[1]	08/18/36	5.290	8,055,003
6,820,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.620	6,908,811
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,207,180
7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,3]	04/20/37	11.918	7,603,018
3,083,669	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	3,151,887
5,588,375	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,576,914
3,370,938	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,396,343
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	646,084
2,340,676	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,318,273
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,657,175
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,371,127
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	8,194,857
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,373,491
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,883,728
4,100,000	CyrusOne Data Centers Issuer I LLC 2025-1A1	02/20/50	5.910	4,174,016
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,064,949
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,822,227
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3- Month CME Term SOFR + 2.000%) (Jersey)[1,3]	04/18/37	5.668	4,649,502
4,369,688	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,413,273
2,038,857	Flexential Issuer 2021-1A1	11/27/51	3.250	2,014,023
9,000,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	9,006,458
251,094	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	250,968
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,423,298
748,837	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	720,270
725,929	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	699,227

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$2,110,041	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773%	$2,098,666
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,568,773
8,540,000	LCM 42 Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,3]	01/15/38	5.472	8,599,415
383,653	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	379,090
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/25/37	5.718	4,358,275
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,3]	04/19/37	5.618	3,071,258
2,690,000	Mariner Finance issuance Trust 2024 BA1	11/20/38	5.330	2,733,911
1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730	1,772,302
460,698	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	457,280
1,256,998	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,232,040
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,3]	07/23/36	5.771	4,872,073
4,800,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,3]	10/16/37	4.901	4,808,940
2,122,014	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate + 0.500%)[1,3]	07/25/50	6.250	2,143,009
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,450,946
5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,3]	01/17/38	5.008	5,455,015
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/18/37	5.718	4,518,913
11,360,000	OnDeck Asset Securitization IV LLC 2025-2A1	11/17/32	4.840	11,402,748
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,615,741
1,181,147	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	1,180,984
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,809,804
1,741,209	Oportun Issuance Trust 2021-C1	10/08/31	2.180	1,713,470

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$6,170,000	Oxford Finance Credit Fund III 2025- A LP1	08/14/34	5.878%	$6,239,556
10,010,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	10,039,391
5,380,000	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,3]	01/15/34	4.660	5,375,068
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,243,208
5,730,000	QTS Issuer ABS II LLC 2026-1A1	01/05/56	5.364	5,751,275
66,018	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,3]	12/27/44	6.250	65,971
245,574	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	245,401
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,617,145
8,910,000	Regional Management Issuance Trust 2025-2[1]	11/16/37	4.590	8,892,299
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,909,093
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,235,528
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,800,359
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,317,541
6,250,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	6,263,394
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,152,457
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,546,655
8,990,000	Summit Issuer LLC 2025-1A1	11/20/55	5.208	9,060,308
739,127	Textainer Marine Containers Vll, Ltd. 2020-1A (China)[1]	08/21/45	2.730	716,651
4,139,965	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,089,754
4,480,000	Trafigura Securitisation Finance, Plc 2024-1A (Ireland)[1]	11/15/27	5.980	4,529,374
7,340,000	Vantage Data Centers Issuer LLC 2025-2A1	11/15/55	5.239	7,284,441
2,716,794	VC 3 LS LP 2021-B	10/15/41	4.750	2,625,071
570,349	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	564,227
2,909,690	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	2,918,958
1,123,296	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	1,152,106
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,631,567
10,290,000	Zayo Issuer LLC 2025-2A1	06/20/55	5.953	10,564,473
	Total Asset Backed Securities			352,520,672
	(Cost $348,774,723)

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (6.7%)
$4,750,000	Atrium Hotel Portfolio Trust 2024-ATRM[1,3,4]	11/10/29	6.090%	$4,884,346
6,930,000	BAHA Trust 2024-MAR[1,3,4]	12/10/41	7.069	7,263,831
2,818,071	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,3]	07/15/39	5.172	2,819,832
4,387,500	BX 2024-PALM (I-Month CME Term SOFR + 1.541%)[1,3]	06/15/37	5.221	4,390,242
4,740,000	BX Commercial Mortgage Trust 2022- CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	7.569	4,745,879
5,850,000	BX Commercial Mortgage Trust 2024- GPA2 (1-Month CME Term SOFR + 1.892%)[1,3]	11/15/41	5.572	5,864,625
4,974,527	BX Commercial Mortgage Trust 2025- JDI (1-Month CME Term SOFR + 1.400% )[1,3]	11/15/42	5.080	4,983,854
61,324	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands )[1,3]	02/15/38	4.942	61,304
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	7.795	561,195
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,963,674
6,550,000	COMM Mortgage Trust 2025-SBX[1,3,4]	08/10/41	5.257	6,582,455
4,590,000	Commercial Mortgage Pass Through Certificate[1,3,4]	07/12/28	6.891	4,768,114
9,580,000	DBC Mortgage Trust 2025-DBC (1-Month CME Term SOFR + 1.350%)[1,3]	11/15/42	5.031	9,597,962
2,460,000	DC Commercial Mortgage Trust 2023- DC1	09/12/40	6.804	2,526,963
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	5.430	7,350,616
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1,2,5]	11/25/60	0.000	4,963,986
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	96,130
126,596,806	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	442,608
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.038	1,515,994
4,965,000	FREMF Mortgage Trust 2024-K516[1,3,4]	01/25/29	5.925	4,490,736
4,675,000	FREMF Mortgage Trust 2024-K522[1,3,4]	05/25/29	5.566	4,273,851
6,570,000	FREMF Mortgage Trust 2024-K757[1,5]	10/25/61	0.000	3,953,890
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	109,786

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$105,880,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100%	$439,402
21,546,523	FREMF Mortgage Trust 2025-K170[1,5]	02/25/63	0.000	9,574,676
79,721,592	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	496,211
351,012,611	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	2,116,466
7,361,000	FREMF Mortgage Trust 2025-K535[1,3,4]	12/25/29	5.306	6,548,639
1,000,000	Hudsons Bay Simon JV Trust 2015- HB10[1,3,4]	08/05/34	5.447	981,680
9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,3]	03/15/42	5.030	9,772,200
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.106	183,120
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	5.272	5,219,358
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	5.586	5,861,728
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,767,127
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	6.330	2,273,234
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	7.180	1,306,660
	Total Commercial Mortgage Backed Securities
	(Cost $135,547,620)			136,752,374

	Corporate Bonds (37.5%)
	Aerospace/Defense (0.1%)
2,220,000	BAE Systems, Plc (United Kingdom)[1]	04/15/30	3.400	2,147,272

	Agriculture (0.3%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,486,586

	Apparel (0.2%)
4,555,000	William Carter CO.[1]	02/15/31	7.375	4,709,007

	Auto Manufacturers (2.0%)
3,835,000	BMW US Capital LLC[1]	03/21/30	5.050	3,934,487
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,952,161
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,907,396
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,971,414
7,350,000	Toyota Motor Credit Corp.	09/05/28	4.050	7,389,881
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,478,303

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850%	$3,872,122
				41,505,764
	Banks (6.5%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,3]	06/17/32	5.284	2,823,298
4,600,000	Banco Santander S.A. (1-year CMT Index + 1.250%) (Spain)[3]	03/14/28	5.552	4,673,448
1,635,000	Bank Leumi Le-lsrael BM (Israel)[1]	07/27/27	5.125	1,644,810
10,715,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,6]		4.375	10,659,903
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[3]	04/20/29	4.729	2,694,957
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,088,032
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	3,067,143
4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,3]	05/09/31	5.085	4,767,112
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,653,956
7,500,000	Citigroup, Inc. (SOFR + 1.143%)[3]	05/07/28	4.643	7,557,529
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,948,988
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,478,432
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	167,219
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[3]	11/03/28	7.390	2,258,339
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[3]	06/04/31	2.848	1,067,413
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[3]	03/09/34	6.254	3,560,474
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	6,292,063
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[3]	07/22/28	4.979	3,773,496
2,160,000	Lloyds Banking Group, Plc (1-year CMT Index + 1.700%) (United Kingdom)[3]	03/06/29	5.871	2,238,148
2,025,000	Lloyds Banking Group, Plc (1-year CMT Index + 3.750%) (United Kingdom)[3]	11/15/33	7.953	2,355,276
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	2,004,540
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[3]	11/15/28	5.102	5,220,610
1,780,000	NatWest Group, Plc (1-year CMT Index + 2.100%) (United Kingdom)[3]	03/02/34	6.016	1,908,634
5,770,000	PNC Financial Services Group, Inc. (5-Year CMT Index + 2.595%)[3,6]		3.400	5,680,834
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,461,515
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[3]	03/20/31	5.741	5,306,602

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375%	$3,174,257
7,510,000	State Street Corp.	02/28/28	4.536	7,614,816
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,744,491
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,600,272
1,525,000	UBS Group AG (1-year CMT Index + 1.750%) (Switzerland)[1,3]	05/12/28	4.751	1,537,297
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,6]		3.700	6,015,115
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,140,780
5,195,000	Wells Fargo & Co. (SOFR + 1.370%)[3]	04/23/29	4.970	5,293,834
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,815,950
				132,289,583
	Chemicals (0.3%)
6,570,000	Olin Corp.[1]	04/01/33	6.625	6,438,040

	Commercial Services (0.2%)
3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250	3,798,395

	Diversified Financial Services (2.7%)
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,620,733
1,265,000	American Express Co.	03/04/27	2.550	1,248,590
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,334,649
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,829,710
7,870,000	Compeer Financial ACA (5-Year CMT Index + 4.155%)[1,3,6]		7.875	8,096,263
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,322,468
2,655,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	2,649,743
9,030,000	Equitable America Global Funding[1]	06/09/30	4.950	9,187,329
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,171,580
7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	7,291,776
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,220,370
7,060,000	Stonebriar ABF Issuer LLC[1]	12/15/30	8.125	7,334,210
				55,307,421
	Electric (1.9%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,429,118
4,405,000	Atlantica Sustainable Infrastructure, Ltd. (United Kingdom)[1]	06/15/28	4.125	4,321,500
9,645,000	Duke Energy Carolinas SC Storm Funding LLC	03/01/46	4.898	9,636,027
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,427,489
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,527,653
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,429,085

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625%	$8,051,986
				37,822,858
	Energy-Alternate Sources (0.4%)
8,440,000	XPLR Infrastructure LP1	06/15/26	2.500	8,282,172

	Food (0.5%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	6,088,707
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,895,529
				10,984,236
	Gas (0.5%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,709,025
4,120,000	Southern California Gas Co.	06/15/35	5.450	4,276,028
				8,985,053
	Healthcare-Services (0.5%)
1,080,000	Providence St Joseph Health Obligated Group.	10/01/33	5.403	1,112,470
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,346,570
4,585,000	Sutter Health	08/15/32	5.213	4,748,399
				10,207,439
	Insurance (11.2%)
7,105,000	Aegon, Ltd. (6-Month CME Term SOFR + 3.540%)[3]	04/11/48	5.500	7,189,883
2,940,000	American Coastal Insurance Corp.	12/15/27	6.250	2,938,380
5,400,000	American National Global Funding[1]	12/15/28	4.625	5,421,469
4,650,000	American National Global Funding[1]	01/28/30	5.550	4,783,819
5,395,000	American National Global Funding[1]	06/03/30	5.250	5,477,623
6,425,000	American National Global Funding[1]	01/23/31	4.875	6,399,058
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,662,988
3,615,000	Ascot Group, Ltd. (5-Year CMT Index + 2.375%) (Bermuda)[1,3]	06/15/35	6.349	3,714,795
8,205,000	Athene Global Funding[1]	05/09/28	4.830	8,295,884
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,489,521
4,040,000	Athene Global Funding[1]	10/08/29	4.721	4,053,339
8,565,000	Athene Global Funding[1]	07/17/30	5.033	8,637,376
8,190,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%) [3]	01/15/40	4.900	7,904,633
4,505,000	Bowhead Specialty Holdings, Inc.	12/01/30	7.750	4,502,095
4,900,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	5,032,490
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,313,307
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,224,660
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,786,620
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	9,652,779
4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,3]	04/01/45	7.500	4,643,703
2,405,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	2,451,841

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400%	$5,784,229
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,194,561
6,000,000	F&G Global Funding[1]	01/09/29	4.500	6,001,660
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%) (United Kingdom)[1,3]	04/01/41	6.625	4,755,784
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,281,359
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,3]	10/15/54	7.950	2,041,417
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,822,015
4,525,000	Guardian Life Global Funding[1]	12/11/30	4.402	4,534,211
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,648,817
6,780,000	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,3]	05/23/42	5.875	7,087,082
6,450,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	6,505,018
5,450,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	5,559,882
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,156,536
7,725,000	Pacific Life Global Funding II1	05/01/28	4.450	7,810,309
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,503,080
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,415,707
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,156,902
6,075,000	RGA Global Funding[1]	11/25/30	4.600	6,087,978
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,597,819
3,735,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	3,956,769
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,712,317
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,3]	04/02/49	5.000	4,863,394
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,201,063
6,340,000	Western-Southern Global Funding[1]	01/29/29	4.250	6,355,345
				229,609,517
	Internet (0.2%)
3,830,000	Meta Platforms, Inc.	11/15/32	4.600	3,839,585

	Investment Companies (4.7%)
11,550,000	Ares Capital Corp.	07/15/26	2.150	11,440,628
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,151,240
4,320,000	Blackstone Private Credit Fund	09/26/27	4.950	4,342,115
5,990,000	Blue Owl Credit Income Corp.	03/15/30	5.800	5,941,019
2,585,000	Blue Owl Technology Finance Corp.	03/15/28	6.100	2,622,315
5,145,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	5,067,980
5,860,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	5,591,728
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,454,404
3,930,000	Franklin BSP Capital Corp.[1]	10/02/30	6.000	3,860,821
3,940,000	Golub Capital Private Credit Fund	09/12/29	5.800	3,996,724

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$11,340,000	HA Sustainable Infrastructure Capital, Inc.	07/01/34	6.375%	$11,580,321
3,090,000	HA Sustainable Infrastructure Capital, Inc. (5-Year CMT Index + 4.301%)[3]	06/01/56	8.000	3,241,410
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,055,653
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,145,561
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,926,602
265,000	OFS Capital Corp.	02/10/26	4.750	265,007
7,360,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	7,336,249
7,655,000	PennantPark Investment Corp.	05/01/26	4.500	7,630,811
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	3,015,141
3,050,000	Silver Point Specialty Credit Fund LP2	11/04/26	4.000	2,998,943
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,097,820
				96,762,492
	Machinery-Diversified (0.8%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,293,652
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,535,986
7,140,000	John Deere Capital Corp. (SOFR + 0.500%)[3]	03/06/28	4.219	7,170,338
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,857,636
				16,857,612
	Media (0.3%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,256,223

	Miscellaneous Manufacturers (0.3%)
6,100,000	Axon Enterprise, Inc.[1]	03/15/30	6.125	6,270,489

	Oil & Gas (0.5%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,658,443
5,040,000	Woodside Finance, Ltd. (Australia)	05/19/30	5.400	5,186,120
				9,844,563
	Pharmaceuticals (0.5%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	675,239
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,870,376
4,800,000	Eli Lilly & Co.	03/15/31	4.250	4,823,894
				9,369,509
	Pipelines (0.1%)
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,463,395

	Real Estate Investment Trusts (1.6%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,396,869
6,358,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	6,336,754
5,495,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	5,354,620
2,375,000	Arbor Realty Trust, Inc.	04/30/26	5.000	2,370,661
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,883,920

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Real Estate Investment Trusts (continued)
$5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875%	$4,899,749
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,798,359
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,045,054
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,3]	09/24/80	5.125	1,353,935
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,051,423
				32,491,344
	Retail (0.4%)
1,143,000	Macy's Retail Holdings LLC[1]	03/15/30	5.875	1,154,781
4,145,000	Macy's Retail Holdings LLC[1]	08/01/33	7.375	4,377,004
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,293,698
				8,825,483
	Savings & Loans (0.2%)
3,950,000	Axos Financial, Inc. (3-Month CME Term SOFR + 3.790%)[3]	10/01/35	7.000	4,029,000

	Semiconductors (0.3%)
5,575,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	5,923,844

	Software (0.3%)
4,195,000	CoreWeave, Inc.[1]	06/01/30	9.250	4,129,550
1,730,000	CoreWeave, Inc.[1]	02/01/31	9.000	1,682,007
				5,811,557
	Total Corporate Bonds			765,318,439
	(Cost $756,394,040)

	Loan Participations and Assignments (10.7%)
5,261,689	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[3]	04/20/28	5.918	5,261,689
1,945,300	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 3.250%) (Cayman Islands)[3]	05/28/32	6.918	1,947,245
5,022,050	A-AG US GSI Bidco, Inc. (3-Month CME Term SOFR + 5.000%)[3]	10/31/31	8.672	5,025,214
2,925,955	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	9.322	1,804,963
5,549,826	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[3]	11/01/30	6.688	5,549,160
4,507,544	Athenahealth Group, Inc. (1-Month CME Term SOFR + 2.750%)[3]	02/15/29	6.422	4,444,619
1,508,078	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[3]	12/20/29	5.422	1,507,143

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$2,634,110	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 2.500%)[3]	10/31/28	6.172%	$2,622,915
336,081	Buckeye Partners LP Term B7 (1-Month CME Term SOFR + 1.750%)[3]	11/22/32	5.422	336,955
3,557,740	Central Parent LLC (3-Month CME Term SOFR + 3.250%)[3]	07/06/29	6.922	2,838,579
5,622,626	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[3]	12/07/30	5.661	5,607,052
5,466,300	Clearwater Analytics LLC (1-Month CME Term SOFR + 2.000%)[3]	04/21/32	5.673	5,452,634
11,252,966	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%) (Luxembourg)[3]	09/27/29	8.172	11,199,515
4,170,000	CoorsTek, Inc. Term B (3-Month CME Term SOFR + 3.000%)[3]	10/28/32	6.671	4,178,674
3,012,381	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	10/31/27	5.422	3,024,310
5,456,699	Eagle Broadband Investments LLC (3-Month CME Term SOFR + 3.000%)[3]	11/12/27	6.934	5,187,302
7,312,853	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[3]	04/03/28	8.922	7,332,305
659,091	Elanco Animal Health, Inc. Term B (1-Month CME Term SOFR + 1.750%)[3]	10/31/32	5.450	658,597
6,019,289	Flutter Entertainment, Plc Term B (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	11/30/30	5.422	6,004,241
7,267,970	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[3]	08/18/28	8.184	6,295,879
3,451,350	Gloves Buyer, Inc. (1-Month CME Term SOFR + 4.000%)[3]	05/21/32	7.672	3,426,914
6,015,255	Great Outdoors Group LLC Term B3 (1-Month CME Term SOFR + 3.250%)[3]	01/23/32	6.922	6,007,736
2,600,350	Hilcorp Energy I LP (1-Month CME Term SOFR + 1.750%)[3]	02/11/30	5.425	2,600,350
2,626,812	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[3]	06/22/28	7.680	2,618,617
3,631,270	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[3]	01/02/31	5.422	3,641,874
6,491,154	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[3]	09/20/30	5.922	6,129,532
1,768,753	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[3]	05/05/28	5.922	1,772,927
10,479,095	LendingTree, Inc. Term B (1-Month CME Term SOFR + 4.250%)[3]	08/21/30	7.922	10,482,344
6,340,000	LSF 12 Helix Parent LLC Term B3,7	01/21/33	0.000	6,316,225

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$794,826	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	9.716%	$796,217
7,131,375	Medline Borrower, LP (1-Month CME Term SOFR + 1.750%)[3]	10/23/30	5.422	7,146,636
9,372,622	Midcontinent Communications (1-Month CME Term SOFR + 2.500%)[3]	08/16/31	6.173	9,328,664
681,642	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[3]	12/31/30	7.417	679,086
5,650,380	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.600%)[3]	12/31/30	8.528	5,187,783
4,432,725	Nexstar Media, Inc. Term B5 (1-Month CME Term SOFR + 2.500%)[3]	06/28/32	6.172	4,425,943
8,508,445	OCM System One Buyer CTB LLC (1-Month CME Term SOFR + 3.500%)[3]	03/02/28	7.172	8,504,871
9,097,994	Priority Holdings, LLC (1-Month CME Term SOFR + 3.750%)[3]	07/30/32	7.422	8,902,387
9,306,000	Rockpoint Gas Storage Partners LP (3-Month CME Term SOFR + 2.500%)[3]	09/18/31	6.172	9,313,259
4,480,244	Sotera Health Holdings LLC (1-Month CME Term SOFR + 2.500%)[3]	05/30/31	6.172	4,491,444
1,756,163	Starwood Property Mortgage, LLC (1-Month CME Term SOFR + 1.750%)[3]	11/18/27	5.422	1,751,772
4,743,113	Starwood Property Mortgage, LLC Term B2 (1-Month CME Term SOFR + 2.250%)[3]	09/24/32	5.922	4,754,970
7,175,000	Stonepeak Nile Parent LLC (3-Month CME Term SOFR + 2.250%)[3]	04/09/32	5.917	7,166,031
3,017,238	Terex Corp. (1-Month CME Term SOFR + 1.750%)[3]	10/08/31	5.422	3,019,742
3,705,543	Tidal Waste & Recycling Holdings LLC (3-Month CME Term SOFR + 2.750%)[3]	10/24/31	6.422	3,718,512
4,345,168	United AirLines, Inc. Term B (1-Month CME Term SOFR + 2.000%)[3]	02/22/31	5.673	4,344,255
5,120,000	Versant Media Group, Inc. Term B (3-Month CME Term SOFR + 3.500%)[3]	01/30/31	7.161	5,111,040
	Total Loan Participations and Assignments			217,918,122
	(Cost $221,086,775)

	Municipal Bonds (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,152,608
	Total Municipal Bonds			1,152,608
	(Cost $1,645,000)

	Preferred Securities (1.5%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,082,440
215,000	CION Investment Corp.	12/30/29	7.500	5,370,098

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Preferred Securities (continued)
$99,600	Crescent Capital BDC, Inc.	05/25/26	5.000%	$2,488,008
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,232,820
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,6]		8.625	1,681,480
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,181,737
177,000	OFS Capital Corp.	07/31/28	7.500	4,463,940
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,217,680
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,450,250
	Total Preferred Securities			31,168,453
	(Cost $31,385,836)

	Residential Mortgage Backed Securities (0.0%)
250,402	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	240,562

	Total Residential Mortgage Backed Securities			240,562
	(Cost $248,727)

	U.S. Treasury Bills (2.3%)
24,405,000	U.S. Treasury Bill[8]	02/05/26	3.574	24,397,743
13,955,000	U.S. Treasury Bill[8]	02/17/26	3.624	13,933,980
4,100,000	U.S. Treasury Bill[8,9]	04/09/26	3.766	4,073,052
4,700,000	U.S. Treasury Bill[8,9]	07/09/26	3.532	4,627,645
	Total U.S. Treasury Bills			47,032,420
	(Cost $47,032,810)

	U.S. Treasury Bonds and Notes (23.2%)
104,250,000	U.S. Treasury Bond	02/15/37	4.750	108,542,168
1,950,000	U.S. Treasury Bond	11/15/39	4.375	1,915,113
16,000,000	U.S. Treasury Bond	05/15/40	4.375	15,661,250
83,900,000	U.S. Treasury Bond	08/15/41	1.750	56,426,027
42,750,000	U.S. Treasury Bond	02/15/43	3.875	38,326,377
43,500,000	U.S. Treasury Bond	08/15/45	2.875	32,550,234
54,800,000	U.S. Treasury Bond	08/15/50	1.375	26,875,547
1,250,000	U.S. Treasury Bond	05/15/52	2.875	869,629
30,870,000	U.S. Treasury Bond	02/15/53	3.625	24,870,850
18,765,000	U.S. Treasury Bond	05/15/53	3.625	15,105,092
15,000,000	U.S. Treasury Note	03/31/29	4.125	15,219,141
10,000,000	U.S. Treasury Note	07/31/30	3.875	10,046,094
66,700,000	U.S. Treasury Note	03/31/32	4.125	67,338,340
63,050,000	U.S. Treasury Note[9]	05/15/33	3.375	60,340,820
	Total U.S. Treasury Bonds and Notes			474,086,682
	(Cost $484,273,465)

Total Investments (Cost $2,026,388,996)[10]			99.3%	$2,026,190,332
Cash and Other Assets in Excess of Liabilities			0.7%	15,751,967
Net Assets			100.0%	$2,041,942,299

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2026 was $878,450,172 or 43.0% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2026 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at January 31, 2026, also represents the reference rate at January 31, 2026.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	All or a portion of this position represents an unsettled loan commitment at period end. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.

[8]	Coupon represents a yield to maturity.
[9]	All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

ABS −	Asset-Backed Security.
CFO −	Collateralized Fund Obligation.
CLO −	Collateralized Loan Obligation.
CME −	Chicago Mercantile Exchange.
CMT −	Constant Maturity Treasury.
REIT −	Real Estate Investment Trust.
SOFR −	Secured Overnight Financing Rate.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at January 31, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Long Bond	319	March 2026	37,273,141	36,724,875	(548,266)
U.S. Treasury 5-Year Notes	300	March 2026	$32,854,688	$32,678,907	$(175,781)
U.S. Treasury 10-Year Notes	1,489	March 2026	167,710,259	166,512,079	(1,198,180)
U.S. Treasury 10-Year Ultra Bond	1,457	March 2026	168,183,330	166,325,656	(1,857,674)
U.S. Ultra Bond	545	March 2026	65,317,411	64,003,438	(1,313,973)
					$(5,093,874)

Net Unrealized (Loss) on Open Futures Contracts					$(5,093,874)

[10]	The aggregate cost of investments and derivatives for federal income tax purposes is $2,026,388,996, the aggregate gross unrealized appreciation is $22,115,882 and the aggregate gross unrealized depreciation is $27,408,420, resulting in net unrealized depreciation of $5,292,538.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Asset Backed Securities	$–	$341,946,983	$10,573,689	$352,520,672
Commercial Mortgage Backed Securities	–	131,788,388	4,963,986	136,752,374
Corporate Bonds	–	755,927,546	9,390,893	765,318,439
Loan Participations and Assignments	–	217,918,122	–	217,918,122
Municipal Bonds	–	1,152,608	–	1,152,608
Preferred Securities	31,168,453	–	–	31,168,453
Residential Mortgage Backed Securities	–	240,562	–	240,562
U.S. Treasury Bills	–	47,032,420	–	47,032,420
U.S. Treasury Bonds and Notes	–	474,086,682	–	474,086,682
Total Investments, at value	$31,168,453	$1,970,093,311	$24,928,568	$2,026,190,332

Other Financial Instruments, at value
Financial Futures Contracts	(5,093,874)	–	–	(5,093,874)
Other Financial Instruments, at value	$(5,093,874)	$–	$–	$(5,093,874)

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2026:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2025	$10,532,100	$4,918,333	$8,966,010	$24,416,443
Purchases	–	–	–	–
Sales/Paydowns	(18,616)	–	–	(18,616)
Realized gains/(losses)	–	–	–	–
Change in unrealized appreciation/(depreciation)	60,205	16,230	424,883	501,318
Amortization	–	29,423	–	29,423
Transfers from Level 3	–	–	–	–
Transfers to Level 3	–	–	–	–
Balance as of January 31, 2026	$10,573,689	$4,963,986	$9,390,893	$24,928,568

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of January 31, 2026, $16,965,639 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Income Fund

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Taxable Bond Funds are managed by Brown Brothers Harriman Credit Partners, LLC. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.